Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income taxes [Abstract]
Current		$ 146
Deferred		(1,046)
Total		$ (900)